SECURED PROMISSORY NOTE (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Mar. 09, 2021	Jan. 02, 2021	Nov. 30, 2017	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument converted amount				$ 7,274,540	$ 10,507,101	$ 350,000
Global Ichiban Limited [Member] | Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative liability		$ 5,303,984
Global Ichiban Limited [Member] | G I Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, maturity date		Sep. 30, 2022
Default interest rate		18.00%
Global Ichiban Limited [Member] | Security Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement entered date			Nov. 30, 2017
Global Ichiban Limited [Member] | Secured Convertible Promissory Notes [Member] | G I Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding		$ 5,800,000
Debt instrument remaining discount		$ 394,363
Global Ichiban Limited [Member] | Secured Convertible Promissory Notes [Member] | Security Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement entered date	Mar. 09, 2021
Debt instrument converted amount	$ 5,800,000
Global Ichiban Limited [Member] | Secured Convertible Promissory Notes [Member] | Security Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common shares issued	33,600
Global Ichiban Limited [Member] | Embedded Derivative Financial Instruments [Member] | Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of derivative liability	$ 5,303,984
Global Ichiban Limited [Member] | Embedded Derivative Financial Instruments [Member] | Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input		62
Global Ichiban Limited [Member] | Embedded Derivative Financial Instruments [Member] | Convertible Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input		0